Fair Value Measurements - Level 3 Reconciliation (Details) - Fair Value, Inputs, Level 3 - USD ($)	1 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 08, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 3,199,553
Issuance of Paulson Warrants		$ 2,749,369
Reclassification of warrant liability to shareholders' equity	(3,199,553)	7,874
Changes in values of liabilities related to options and warrants		556,810
Balance	$ 1,014,868	$ 3,199,553